Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid In Capital	Common Stock Issuable	Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2017	0	7,582,060
Beginning balance, amount at Mar. 31, 2017	$ 0	$ 7,582	$ 404,467	$ 0	$ (49,417)	$ 362,632
Reverse capitalization, shares		1,168,182
Reverse capitalization, amount		$ 1,168	(117,445)			(116,277)
Shares issued for cash, shares		7,233,031
Shares issued for cash, amount		$ 7,233	4,724,639			4,731,872
Stock based compensation						0
Net loss					(659,246)	(659,246)
Ending balance, shares at Mar. 31, 2018	0	15,983,273
Ending balance, amount at Mar. 31, 2018	$ 0	$ 15,983	5,011,661	0	(708,663)	4,318,981
Shares issued for cash, shares		1,856,988
Shares issued for cash, amount		$ 1,857	4,140,809			4,142,666
Shares issuable for services				19,800		19,800
Stock based compensation			532,108			532,108
Net loss					(2,539,498)	(2,539,498)
Ending balance, shares at Mar. 31, 2019	0	17,840,261
Ending balance, amount at Mar. 31, 2019	$ 0	$ 17,840	$ 9,684,578	$ 19,800	$ (3,248,161)	$ 6,474,057